ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of business activities

Name	Background	Ownership
Brilliant Hat Limited	● A British Virgin Islands company ● Incorporated on June 26, 2018 ● A holding company	100% owned by Blue Hat Interactive Entertainment Technology

Blue Hat Interactive Entertainment Technology Limited	● A Hong Kong company ● Incorporated on June 26, 2018 ● A holding company	100% owned by Brilliant Hat Limited

Xiamen Duwei Consulting Management Co., Ltd.	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”). ● Incorporated on July 26, 2018 ● Registered capital of $20,000,000 ● A holding company.	100% owned by Blue Hat Interactive Entertainment Technology Limited.

Fujian Blue Hat Group Co. Ltd.	● A PRC limited liability company ● Incorporated on August 23, 2021. ● A holding company	100% owned by Blue Hat Interactive Entertainment Technology Limited.

Fujian Youth Hand in Hand Educational Technology Co., Ltd.

● A PRC limited liability company, acquired on February 2021.

● Incorporated on September 18, 2017

● Registered capital of $3,106,214 (RMB 20,100,000)

● Educational consulting service and sports related.

100% owned by Xiamen Duwei Consulting Management Co., Ltd.

Hunan Engaomei Animation Culture Development Co., Ltd.

● A PRC limited liability company

● Incorporated on October 19, 2017

● Registered capital of $302,540 (RMB 2,000,000)

● Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.

100% owned by Xiamen Duwei Consulting Management Co., Ltd.

Xiamen Bluehat Research Institution of Education Co., Ltd	● A PRC limited liability company ● Incorporated on February 20, 2021 ● Information Technology consulting service	100% owned by Xiamen Duwei Consulting Management Co., Ltd.

Fuzhou Qiande Educational Technology Co., Ltd.	● A PRC limited liability company ● Incorporated on March 24, 2021 ● Information Technology consulting service	100% owned by Fujian Youth Hand in Hand Educational Technology Co., Ltd.

Xiamen Shengruihao Technology Co., Ltd

● A PRC limited liability company, acquired on September 30, 2022

● Incorporated on June 30, 2021

● Registered capital of $ 4,463,754 (RMB 30,000,000)

● Software development, animation design and web design

100% owned by Fujian Blue Hat Group Co. Ltd.

Golden Strategy Ltd.	● A British Virgin Islands company ● Incorporated on April 3, 2023 ● Registered capital of $50,000 ● Gold derivative information service	100% owned by Blue Hat Interactive Entertainment Technology.

Golden Alpha Strategy Limited	● A Hong Kong company ● Incorporated on April 18, 2023 ● Diamond trading	100% owned by Golden Strategy Ltd.

Chongqing Duwei Chuangda Electronic Technology Co., Ltd.	● A PRC limited liability company ● Incorporated on June 13, 2023 ● Registered capital of $141,189 (RMB1,000,000) ● Technical development and service	100% owned by Xiamen Duwei Consulting Management Co., Ltd

Guangzhou Huangxin Management Co.,Ltd	● A PRC limited liability company ● Incorporated on July 5, 2023 ● Registered capital of $1,000,000 ● Supply chain information for diamond trading	100% owned by Golden Alpha Strategy Limited

Blue Hat Technology LLC	● A U.S.A limited liability company ● Incorporated on July 21, 2023 ● Logistic information service	100% owned by Golden Strategy Ltd.